Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 1,413,521	$ 942,606	$ 944,645